General Information (Details) kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Thousands	Jun. 26, 2026 USD ($) $ / shares shares	Jun. 26, 2026 SEK (kr) shares	Jun. 30, 2026 USD ($)	Jun. 26, 2026 kr / shares
General Information [Line Items]
Gross proceeds	$ 4,000	kr 35,030
Cash and cash equivalents and short term bank deposits			$ 8,400
Cash			8,150
Cash equivalents			$ 250
Warrants [member]
General Information [Line Items]
Warrant purchased | shares	300,000	300,000
ADSs [Member]
General Information [Line Items]
Offering shares (in Shares) | shares	400,000	400,000
Gross proceeds	$ 3,000
Other issuance costs	$ 430
Exercise price | $ / shares	$ 12
ADSs [Member] | SEK [Member]
General Information [Line Items]
Exercise price | kr / shares				kr 116.76
ADSs [Member] | Warrants [member]
General Information [Line Items]
Warrant purchased | shares	300,000	300,000